Document and Entity Information	6 Months Ended
Jun. 30, 2026
Entity Addresses [Line Items]
Entity Registrant Name	TAT TECHNOLOGIES LTD.
Entity Central Index Key	0000808439
Document Type	6-K
Amendment Flag	false
Document Fiscal Period Focus	Q2
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--12-31
Entity File Number	0-16050
Entity Address, Address Line One	9335 Harris Corners Pkwy
Entity Address, City or Town	Charlotte
Entity Address, Postal Zip Code	28269
Entity Address Country	NC